Significant Customers Additional Information (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Customers (Textual) [Abstract]
Approximate percentage of sales of metals to counterparties companies related to metal sales	74.00%	92.00%	91.00%	82.00%	83.00%
Approximate percentage of sales of silver concentrates to third party smelters related to metal sales	26.00%	8.00%	9.00%	18.00%	17.00%